Loans - Schedule of Aging of Past Due and Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 508,392	$ 471,722
Non-accrual	6,081	1,449
Total past due and non-accrual	7,908	3,246
Total ending loans balance	516,300	474,968
30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,275	1,423
60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	111	139
90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	441	235
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	138,908	133,630
Non-accrual	1,152	425
Total past due and non-accrual	1,365	638
Total ending loans balance	140,273	134,268
Commercial [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	148	151
Commercial [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	65	62
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	175,062	158,504
Non-accrual	4,384	497
Total past due and non-accrual	4,601	971
Total ending loans balance	179,663	159,475
Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	177	435
Commercial Real Estate [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	40	39
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	155,488	142,926
Non-accrual	488	490
Total past due and non-accrual	1,684	1,563
Total ending loans balance	157,172	144,489
Residential Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	757	816
Residential Real Estate [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	38	61
Residential Real Estate [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	401	196
Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	22,886	23,428
Total ending loans balance	22,886	23,428
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	16,048	13,234
Non-accrual	57	37
Total past due and non-accrual	258	74
Total ending loans balance	16,306	13,308
Consumer [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	193	21
Consumer [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 8	$ 16